UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/06
                                               ------------------------------

Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ]   is a restatement.
                                        [ ]   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Family Legacy, Inc.
            --------------------------------------------------------------------
Address:    104 Broadus Avenue
            --------------------------------------------------------------------
            Greenville, SC 29601
            --------------------------------------------------------------------

            --------------------------------------------------------------------

Form 13F File Number:   28-
                             ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Christopher A. Brown
            --------------------------------------------------------------------
Title:      COO/CCO
            --------------------------------------------------------------------
Phone:      864-233-0808
            --------------------------------------------------------------------

Signature, Place, and Date of Signing:

      /s/ Christopher A. Brown      Greenville, South Carolina   1/24/07
      ---------------------------   ---------------------------  --------------
               [Signature]                [City, State]               [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_|   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name

28-
   ---------- ----------------------------------------
[Repeat as necessary.]

                                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                            ------------------------------

Form 13F Information Table Entry Total:                   107
                                            ------------------------------

Form 13F Information Table Value Total:                 101958
                                            ------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name
       28-
    ----   ----------------------------------
[Repeat as necessary.]

Family Legacy, Inc.
FORM 13F INFORMATION TABLE
12/31/2006

                                                               VALUE   SHARES/ SH/  PUT/ INVESTMENT   OTHER
        NAME OF ISSUER                     TITLE OF CLASS        CUSIP   (x$1000)  PRN AMT PRN  CALL DISCRETION  MANAGERS
        --------------                     --------------        -----   --------  ------- ---  ---- ----------  --------

AGILENT TECHNOLOGIES INC                    COM                00846u101       21      608  SH        SOLE          N/A
ALCOA INC                                   COM                013817101      507    16895  SH        SOLE          N/A
ALLSTATE CORP                               COM                020002101      665    10210  SH        SOLE          N/A
ALLTEL CORP                                 COM                020039103      650    10750  SH        SOLE          N/A
AMERICAN EXPRESS COMPANY                    COM                025816109      816    13450  SH        SOLE          N/A
AMERICAN INTERNATIONAL GROUP INC            COM                026874107      373     5200  SH        SOLE          N/A
AMERIGAS PARTNERS LTD PARTSHP               UNIT LP INT        030975106       33     1000  SH        SOLE          N/A
AMGEN INC                                   COM                031162100     1908    27930  SH        SOLE          N/A
APPLIED MATERIALS INC                       COM                038222105      393    21300  SH        SOLE          N/A
AT&T INC                                    COM                00206r102      294     8215  SH        SOLE          N/A
BANK OF AMERICA                             COM                060505104     2115    39617  SH        SOLE          N/A
BB & T CORP                                 COM                054937107      158     3600  SH        SOLE          N/A
BERKSHIRE HATHAWAY HLDG CO                  CL B               084670207       73       20  SH        SOLE          N/A
BERKSHIRE HATHAWAY INC                      CL A               084670108     1980       18  SH        SOLE          N/A
BLACK & DECKER CORP                         COM                091797100       16      200  SH        SOLE          N/A
BOSTON PPTYS INC                            COM                101121101        8       75  SH        SOLE          N/A
BP PLC SPONS                                ADR                055622104     1863    27770  SH        SOLE          N/A
BRE PROPERTIES INC                          CL A               05564e106      879    13525  SH        SOLE          N/A
CATERPILLAR INC                             COM                149123101     1783    29068  SH        SOLE          N/A
CHEVRON CORP                                COM                166764100     4220    57393  SH        SOLE          N/A
CHUBB CORP                                  COM                171232101       16      300  SH        SOLE          N/A
CISCO SYSTEMS INC                           COM                17275r102     2665    97505  SH        SOLE          N/A
CITIGROUP INC                               COM                172967101     2494    44780  SH        SOLE          N/A
COCA COLA CO                                COM                191216100     1673    34675  SH        SOLE          N/A
COMCAST CORP                                CL A               20030n101      819    19348  SH        SOLE          N/A
COMMUNITY HEALTH SYS INC                    COM                203668108      499    13675  SH        SOLE          N/A
CONAGRA FOODS INC                           COM                205887102     1514    56087  SH        SOLE          N/A
CONOCOPHILLIPS                              COM                20825c104      278     3865  SH        SOLE          N/A
CVS CORP                                    COM                126650100       73     2350  SH        SOLE          N/A
DARDEN RESTAURANTS INC                      COM                237194105       18      450  SH        SOLE          N/A
DEVELOPERS DIVERSIFIEDREALTY CORP           COM                251591103      598     9500  SH        SOLE          N/A
DUKE ENERGY CORPORATION (HOLDING COMPANY)   COM                26441C105     3431   103325  SH        SOLE          N/A
DUKE REALTY CORP                            COM NEW            264411505     2222    54330  SH        SOLE          N/A
E I DU PONT DE NEMOURS & CO                 COM                263534109     1512    31042  SH        SOLE          N/A
EARTHLINK INC                               COM                270321102       48     6817  SH        SOLE          N/A
EATON CORP                                  COM                278058102       60      800  SH        SOLE          N/A
EBAY INC                                    COM                278642103      317    10550  SH        SOLE          N/A
EMBARQ CORP                                 COM                29078e105        3       59  SH        SOLE          N/A
EMC CORP (MASS)                             COM                268648102        7      500  SH        SOLE          N/A
EQUITY OFFICE PPTYS                         COM                294741103      853    17700  SH        SOLE          N/A
EXXON MOBIL CORP                            COM                30231g102     4316    56329  SH        SOLE          N/A
FLUOR CORP NEW                              COM                343412102       22      274  SH        SOLE          N/A
FORDING CANADIAN COAL                       TR UNIT            345425102      224    10800  SH        SOLE          N/A
FORTUNE BRANDS INC                          COM                349631101       11      125  SH        SOLE          N/A
GALLAGHER ARTHUR J & CO                     COM                363576109     1193    40387  SH        SOLE          N/A
GENERAL ELECTRIC CO                         COM                369604103     2464    66213  SH        SOLE          N/A
GLAXOSMITHKLINE PLC SPONS                   ADR                37733w105      454     8600  SH        SOLE          N/A
GREENVILLE FIRST BANCSHARES INC             COM                39607y100       13      616  SH        SOLE          N/A
HOME DEPOT INC                              COM                437076102     1943    48375  SH        SOLE          N/A
IDEARC INC                                  COM                451663108       33     1146  SH        SOLE          N/A
INTEL CORP                                  COM                458140100     2597   128264  SH        SOLE          N/A
INTERNATIONAL BUSINESS MACHINES CORP        COM                459200101      722     7435  SH        SOLE          N/A
INTERNATIONAL PAPER CO                      COM                460146103      464    13600  SH        SOLE          N/A
JDS UNIPHASE CORP                           COM PAR            46612j507       25     1530  SH        SOLE          N/A
JOHNSON & JOHNSON                           COM                478160104      737    11160  SH        SOLE          N/A
JPMORGAN CHASE & CO FORMERLY J P MORGAN CH  COM                46625h100     2710    56108  SH        SOLE          N/A
JUNIPER NETWORKS INC                        COM                48203r104        8      400  SH        SOLE          N/A
KIMCO REALTY CORP (MARYLAND)                COM                49446R109      330     7350  SH        SOLE          N/A
LOCKHEED MARTIN CORP                        COM                539830109        9      100  SH        SOLE          N/A
LOWES COS INC                               COM                548661107     1648    52915  SH        SOLE          N/A
MARSH & MCLENNAN COMPANIES INC              COM                571748102        5      150  SH        SOLE          N/A
MEDCO HEALTH SOLUTIONS INC                  COM                58405u102       21      388  SH        SOLE          N/A
MEDTRONIC INC                               COM                585055106      131     2450  SH        SOLE          N/A
MERCK & CO INC                              COM                589331107     2325    53320  SH        SOLE          N/A
MICROSOFT CORP                              COM                594918104     2853    95533  SH        SOLE          N/A
MOTOROLA INC                                COM                620076109      185     9000  SH        SOLE          N/A
NORFOLK SOUTHERN CORP                       COM                655844108        5      100  SH        SOLE          N/A
ORACLE CORP                                 COM                68389x105      854    49830  SH        SOLE          N/A
PEABODY ENERGY CORP                         COM                704549104      294     7275  SH        SOLE          N/A
PEPSICO INC                                 COM                713448108     1079    17255  SH        SOLE          N/A
PFIZER INC                                  COM                717081103     1830    70675  SH        SOLE          N/A
PIEDMONT NAT GAS INC                        COM                720186105     1097    41005  SH        SOLE          N/A
PLUM CREEK TIMBER CO INC                    COM                729251108     2810    70518  SH        SOLE          N/A
PROCTER & GAMBLE CO                         COM                742718109      742    11545  SH        SOLE          N/A
PROGRESS ENERGY INC                         COM                743263105      373     7590  SH        SOLE          N/A
QUALITY SYS INC                             COM                747582104       75     2000  SH        SOLE          N/A
SCHERING PLOUGH CORP                        COM                806605101       99     4200  SH        SOLE          N/A
SCHLUMBERGER LTD                            COM                806857108      482     7630  SH        SOLE          N/A
SEALED AIR CORP                             COM                81211k100       84     1300  SH        SOLE          N/A
SIMON PPTY GROUP INC                        COM                828806109     1288    12715  SH        SOLE          N/A
SIMON PPTY GROUP INC PERP                   PFD CONV SER I 6%  828806802     1013    12439  SH        SOLE          N/A
SLM CORP                                    COM                78442p106      112     2290  SH        SOLE          N/A
SONOCO PRODUCTS CO                          COM                835495102        4      100  SH        SOLE          N/A
SOUTH FINL GROUP INC                        COM                837841105     1613    60665  SH        SOLE          N/A
SOUTHERN CO                                 COM                842587107     1638    44430  SH        SOLE          N/A
SPRINT NEXTEL CORP                          COM FON            852061100      106     5603  SH        SOLE          N/A
ST PAUL TRAVELERS COMPANIES INC             COM                792860108        1       20  SH        SOLE          N/A
TARGET CORP                                 COM                87612E106      377     6600  SH        SOLE          N/A
3M COMPANY                                  COM                88579y101       16      200  SH        SOLE          N/A
TIME WARNER INC NEW                         COM                887317105      831    38150  SH        SOLE          N/A
TRANSOCEAN INC.                             COM                g90078109       20      250  SH        SOLE          N/A
UNITED PARCEL SVC INC                       CL B               911312106       34      450  SH        SOLE          N/A
UNITEDHEALTH GROUP INC                      COM                91324p102      636    11840  SH        SOLE          N/A
VERIGY LTD                                  COM                y93691106        1       72  SH        SOLE          N/A
VERIZON COMMUNICATIONS                      COM                92343v104      820    22014  SH        SOLE          N/A
VORNADO RLTY                                SH BEN INT         929042109      331     2725  SH        SOLE          N/A
VULCAN MATERIALS CO                         COM                929160109    13127   146065  SH        SOLE          N/A
WACHOVIA CORPORATION                        COM                929903102     1461    25650  SH        SOLE          N/A
WALGREEN CO                                 COM                931422109      991    21595  SH        SOLE          N/A
WAL-MART STORES INC                         COM                931142103     1170    25345  SH        SOLE          N/A
WALT DISNEY CO HOLDING CO                   COM                254687106      374    10910  SH        SOLE          N/A
WEINGARTEN REALTY INVESTORS                 SH BEN INT         948741103      104     2250  SH        SOLE          N/A
WELLS FARGO & CO NEW COM                    COM                949746101     1337    37592  SH        SOLE          N/A
WHOLE FOODS MKT INC                         COM                966837106      177     3780  SH        SOLE          N/A
WINDSTREAM CORP                             COM                97381w104      407    28646  SH        SOLE          N/A
WRIGLEY WM JR CO                            COM                982526105      119     2300  SH        SOLE          N/A
YAHOO INC                                   COM                984332106      728    28500  SH        SOLE          N/A
                                                                           101958



                                             VOTING AUTHORITY
        NAME OF ISSUER                      SOLE  SHARED   NONE
        --------------                      ----  ------   ----

AGILENT TECHNOLOGIES INC                               608
ALCOA INC                                            16895
ALLSTATE CORP                                        10210
ALLTEL CORP                                          10750
AMERICAN EXPRESS COMPANY                             13450
AMERICAN INTERNATIONAL GROUP INC                      5200
AMERIGAS PARTNERS LTD PARTSHP                         1000
AMGEN INC                                            27930
APPLIED MATERIALS INC                                21300
AT&T INC                                              8215
BANK OF AMERICA                                      39617
BB & T CORP                                           3600
BERKSHIRE HATHAWAY HLDG CO                              20
BERKSHIRE HATHAWAY INC                                  18
BLACK & DECKER CORP                                    200
BOSTON PPTYS INC                                        75
BP PLC SPONS                                         27770
BRE PROPERTIES INC                                   13525
CATERPILLAR INC                                      29068
CHEVRON CORP                                         57393
CHUBB CORP                                             300
CISCO SYSTEMS INC                                    97505
CITIGROUP INC                                        44780
COCA COLA CO                                         34675
COMCAST CORP                                         19348
COMMUNITY HEALTH SYS INC                             13675
CONAGRA FOODS INC                                    56087
CONOCOPHILLIPS                                        3865
CVS CORP                                              2350
DARDEN RESTAURANTS INC                                 450
DEVELOPERS DIVERSIFIEDREALTY CORP                     9500
DUKE ENERGY CORPORATION (HOLDING COMPANY)           103325
DUKE REALTY CORP                                     54330
E I DU PONT DE NEMOURS & CO                          31042
EARTHLINK INC                                         6817
EATON CORP                                             800
EBAY INC                                             10550
EMBARQ CORP                                             59
EMC CORP (MASS)                                        500
EQUITY OFFICE PPTYS                                  17700
EXXON MOBIL CORP                                     56329
FLUOR CORP NEW                                         274
FORDING CANADIAN COAL                                10800
FORTUNE BRANDS INC                                     125
GALLAGHER ARTHUR J & CO                              40387
GENERAL ELECTRIC CO                                  66213
GLAXOSMITHKLINE PLC SPONS                             8600
GREENVILLE FIRST BANCSHARES INC                        616
HOME DEPOT INC                                       48375
IDEARC INC                                            1146
INTEL CORP                                          128264
INTERNATIONAL BUSINESS MACHINES CORP                  7435
INTERNATIONAL PAPER CO                               13600
JDS UNIPHASE CORP                                     1530
JOHNSON & JOHNSON                                    11160
JPMORGAN CHASE & CO FORMERLY J P MORGAN CH           56108
JUNIPER NETWORKS INC                                   400
KIMCO REALTY CORP (MARYLAND)                          7350
LOCKHEED MARTIN CORP                                   100
LOWES COS INC                                        52915
MARSH & MCLENNAN COMPANIES INC                         150
MEDCO HEALTH SOLUTIONS INC                             388
MEDTRONIC INC                                         2450
MERCK & CO INC                                       53320
MICROSOFT CORP                                       95533
MOTOROLA INC                                          9000
NORFOLK SOUTHERN CORP                                  100
ORACLE CORP                                          49830
PEABODY ENERGY CORP                                   7275
PEPSICO INC                                          17255
PFIZER INC                                           70675
PIEDMONT NAT GAS INC                                 41005
PLUM CREEK TIMBER CO INC                             70518
PROCTER & GAMBLE CO                                  11545
PROGRESS ENERGY INC                                   7590
QUALITY SYS INC                                       2000
SCHERING PLOUGH CORP                                  4200
SCHLUMBERGER LTD                                      7630
SEALED AIR CORP                                       1300
SIMON PPTY GROUP INC                                 12715
SIMON PPTY GROUP INC PERP                            12439
SLM CORP                                              2290
SONOCO PRODUCTS CO                                     100
SOUTH FINL GROUP INC                                 60665
SOUTHERN CO                                          44430
SPRINT NEXTEL CORP                                    5603
ST PAUL TRAVELERS COMPANIES INC                         20
TARGET CORP                                           6600
3M COMPANY                                             200
TIME WARNER INC NEW                                  38150
TRANSOCEAN INC.                                        250
UNITED PARCEL SVC INC                                  450
UNITEDHEALTH GROUP INC                               11840
VERIGY LTD                                              72
VERIZON COMMUNICATIONS                               22014
VORNADO RLTY                                          2725
VULCAN MATERIALS CO                                 146065
WACHOVIA CORPORATION                                 25650
WALGREEN CO                                          21595
WAL-MART STORES INC                                  25345
WALT DISNEY CO HOLDING CO                            10910
WEINGARTEN REALTY INVESTORS                           2250
WELLS FARGO & CO NEW COM                             37592
WHOLE FOODS MKT INC                                   3780
WINDSTREAM CORP                                      28646
WRIGLEY WM JR CO                                      2300
YAHOO INC                                            28500